Annual Total Returns- Vanguard Balanced Index Fund (Admiral) [BarChart] - Admiral - Vanguard Balanced Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.29%	11.49%	18.10%	9.99%	0.51%	8.77%	13.89%	(2.86%)	21.79%	16.40%